Income taxes	12 Months Ended
Dec. 31, 2024
Income taxes
Income taxes

18.Income taxes

The income tax allowance differs from the amount resulting from the application of the combined Canadian income tax rate as follows:

	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
Loss before income taxes	$(36,677,299)	$(28,128,292)
Statutory income tax rate	26.50%	26.50%
Expected income tax recovery	$(9,719,484)	$(7,453,997)
Non-taxable income or non-deductible expenses	3,222,344	791,087
Tax rate differential and other	(25,426)	(73,479)
Unapplied non-capital losses	6,522,566	6,736,389
	$—	$—

During the year ended December 31, 2024, the Corporation received refundable investment tax credits (“ITCs”), for qualifying scientific research and experimental development (“SRED”) expenses, of $28,223 related to its 2022 Canadian income tax return. The Corporation intends to claim non-refundable ITCs on its 2023 and 2024 Canadian income tax returns. The amount of the qualifying SRED expenses and ITCs are unknown at the date of the audit report.

18.Income taxes (continued)

Deferred taxes are a result of temporary differences that arise due to the differences between the income tax values and the carrying amount of assets and liabilities. The significant components of the deferred tax assets and liabilities not recognized as at December 31, 2024 and 2023 are as follows:

	Year Ended	Year Ended
	December 31,	December 31,
	2024	2023
Unrecognized deferred tax assets: Non-capital losses carried forward	$137,626,777	$112,996,570
Share issue costs	177,577	354,182
Scientific Research & Experimental Development	12,340,372	7,707,728
Total unrecognized deferred tax asset	$150,144,726	$121,058,480

The tax losses expire between 2036 and 2044. The other temporary differences do not expire under current legislation.

2036	$1,368,251
2037	5,394,543
2038	636,497
2039	9,573,962
2040	15,090,249
2041	26,175,446
2042	28,977,384
2043	25,780,238
2044	24,630,207
$137,626,777

As at December 31, 2024, the Corporation had scientific research and experimental development deduction carryforward balance of $12,340,372 (December 31, 2023 - $7,707,728).